Consolidated Statements of Shareholders' Equity ¥ in Thousands, $ in Thousands	Share Capital CNY (¥) shares	Share Capital USD USD ($) shares	Additional Paid-in Capital CNY (¥) shares	Additional Paid-in Capital USD USD ($)	Treasury Stock CNY (¥) shares	Treasury Stock USD USD ($) shares	Statutory Reserves CNY (¥)	Statutory Reserves USD USD ($)	Retained Earnings CNY (¥)	Retained Earnings USD USD ($)	Accumulated Other Comprehensive loss CNY (¥) shares	Accumulated Other Comprehensive loss USD USD ($)	Subscription Receivables CNY (¥)	Subscription Receivables USD CNY (¥)	Noncontrolling Interests CNY (¥)	Noncontrolling Interests USD USD ($)	CNY (¥) shares	USD USD ($)
Balance at Dec. 31, 2015	¥ 8,592		¥ 2,454,244				¥ 302,115		¥ 871,356		¥ (50,048)		¥ (268,829)		¥ 116,139		¥ 3,433,569
Balance, shares at Dec. 31, 2015 | shares	1,155,059,526
Net income									157,047						10,591		167,638
Foreign currency translation											21,483		(19,306)				2,177
Exercise of share options	¥ 17		1,127														1,144
Exercised of share options, shares | shares	2,597,400
Share-based compensation			4,937														4,937
Provision for statutory reserves							9,909		(9,909)
Acquisition of additional interests in a subsidiary	¥ 49		(174,779)												(4,493)		(179,223)
Acquisition of additional interests in a subsidiary, shares | shares	7,416,000
Disposal of subsidiaries			16,126				(434)		434						(4,995)		11,131
Changes in fair value of short term investments											632						632
Share of other comprehensive gain and loss of affiliates											(37,911)						(37,911)
Balance at Dec. 31, 2016	¥ 8,658		2,301,655				311,590		1,018,928		(65,844)		(288,135)		117,242		3,404,094
Balance, shares at Dec. 31, 2016 | shares	1,165,072,926
Net income									449,228						2,488		451,716
Foreign currency translation											(27,895)		17,231				(10,664)
Exercise of share options	¥ 458		64,488														64,946
Exercised of share options, shares | shares	69,118,158
Provision for statutory reserves							30,658		(30,658)
Private placement	¥ 455		200,632														201,087
Private placement, shares | shares	66,000,000
Subscription receipt													22,187				22,187
Distribution of dividend			(137,216)														(137,216)
Share of other comprehensive gain of affiliates | shares											1,263
Disposal of subsidiaries							(31,210)		31,210						(8,388)		(8,388)
Changes in fair value of short term investments											(632)						(632)
Share of other comprehensive gain and loss of affiliates																	1,263
Balance at Dec. 31, 2017	¥ 9,571		2,429,559				311,038		1,468,708		(93,108)		(248,717)		111,342		3,988,393
Balance, shares at Dec. 31, 2017 | shares	1,300,191,084
Net income									609,915						7,180		617,095
Foreign currency translation											1,581		(11,775)				(10,194)	$ (1,483)
Exercise of share options	¥ 12		3,274														3,286
Exercised of share options, shares | shares	1,760,000
Repurchase of ordinary shares from shareholder (Note 12)			(1,464,163)		¥ (960)												(1,465,123)
Repurchase of ordinary shares from shareholder (Note 12), shares | shares					150,000,000
Repurchase of ordinary shares from open market (Note 19)					¥ (196)												(251,220)
Repurchase of ordinary shares from open market (Note 19), shares | shares			(251,024)		28,475,480
Provision for statutory reserves							169,843		(169,843)
Private placement
Subscription receipt													260,492				260,492
Distribution of dividend			(280,470)						(108,791)						(4,979)		¥ (394,240)
Share of other comprehensive gain of affiliates | shares																	(1,763)
Share of other comprehensive gain and loss of affiliates											(1,763)
Balance at Dec. 31, 2018	¥ 9,583	$ 1,394	¥ 437,176	$ 63,584	¥ (1,156)	$ (168)	¥ 480,881	$ 69,941	¥ 1,799,989	$ 261,798	¥ (93,290)	$ (13,568)			¥ 113,543	$ 16,514	¥ 2,746,726	$ 399,495
Balance, shares at Dec. 31, 2018 | shares	1,301,951,084	1,301,951,084			178,475,480	178,475,480